NET INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Net Income Per Common Share
Net income	$ 740.1	$ 555.9	$ 303.6
Weighted average number of common shares outstanding	82.9	83.4	84.0
Dilutive shares (additional common shares issuable under stock-based awards)	0.9	0.7	1.0
Weighted average number of common shares outstanding, assuming dilution	83.8	84.1	85.0
Net income per common share (in dollars per share)	$ 8.93	$ 6.67	$ 3.61
Net income per common share, assuming dilution (in dollars per share)	$ 8.83	$ 6.61	$ 3.57